EARNINGS PER SHARE (EPS) - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocated net income available to Common and Preferred shareholders
Net income	R$ 4,566,317	R$ 7,501,565	R$ 11,425,512
Common shares
Allocated net income available to Common and Preferred shareholders
Net income	1,574,058	2,576,016	3,866,044
Adjustment to net income allocated to Preferred Shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(6,853)	(13,627)	(16,937)
Net income available to owners of parent including effects of dilutive shares	R$ 1,567,205	R$ 2,562,389	R$ 3,849,107
Outstanding shares
Weighted-average number of shares outstanding	720,527,899	720,527,899	720,631,731
Earnings per share - Diluted (Common and Preferred Shares)	R$ 2.18	R$ 3.56	R$ 5.34
Preferred shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 2,992,259	R$ 4,925,549	R$ 7,559,468
Adjustment to net income allocated to Preferred Shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	6,853	13,627	16,937
Net income available to owners of parent including effects of dilutive shares	R$ 2,999,112	R$ 4,939,176	R$ 7,576,405
Outstanding shares
Weighted-average number of shares outstanding	1,369,712,176	1,377,906,016	1,409,087,063
Potential increase in number of Preferred Shares outstanding in respect of long-term incentive plan of Gerdau	9,139,396	11,159,835	9,371,523
Total	1,378,851,572	1,389,065,851	1,418,458,586
Earnings per share - Diluted (Common and Preferred Shares)	R$ 2.18	R$ 3.56	R$ 5.34